Portfolio of Investments
Touchstone Balanced Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 64.2%
	Information Technology — 17.3%
16,845	Apple, Inc.	$ 2,777,741
3,952	International Business Machines Corp.	518,068
11,208	Microsoft Corp.	3,231,266
10,429	Oracle Corp.	969,063
4,761	Salesforce, Inc.*	951,153
4,535	Texas Instruments, Inc.	843,555
2,712	Workday, Inc. - Class A*	560,136
		9,850,982
	Health Care — 10.7%
5,028	AmerisourceBergen Corp.	805,033
7,811	BioMarin Pharmaceutical, Inc.*	759,541
9,053	Bristol-Myers Squibb Co.	627,463
3,454	HCA Healthcare, Inc.	910,751
7,383	Johnson & Johnson	1,144,365
8,161	Medtronic PLC	657,940
2,586	UnitedHealth Group, Inc.	1,222,118
		6,127,211
	Financials — 9.4%
27,658	Bank of America Corp.	791,019
5,437	Berkshire Hathaway, Inc. - Class B*	1,678,783
2,826	Goldman Sachs Group, Inc. (The)	924,413
484	Markel Corp.*	618,266
5,032	PayPal Holdings, Inc.*	382,130
4,333	Visa, Inc. - Class A	976,918
		5,371,529
	Communication Services — 8.1%
17,264	Alphabet, Inc. - Class C*	1,795,456
9,571	AT&T, Inc.	184,241
14,946	Comcast Corp. - Class A	566,603
3,582	Fox Corp. - Class A	121,967
5,486	Meta Platforms, Inc. - Class A*	1,162,703
1,250	Netflix, Inc.*	431,850
3,384	Walt Disney Co. (The)*	338,840
		4,601,660
	Industrials — 5.8%
2,880	Boeing Co. (The)*	611,798
1,085	FedEx Corp.	247,912
2,529	Hubbell, Inc.	615,331
8,054	Raytheon Technologies Corp.	788,728
11,695	Southwest Airlines Co.	380,555
7,792	SS&C Technologies Holdings, Inc.	440,014
2,806	Stanley Black & Decker, Inc.	226,108
		3,310,446
	Consumer Discretionary — 5.4%
3,257	Airbnb, Inc. - Class A*	405,171
2,709	Alibaba Group Holding Ltd. (China) ADR*	276,806
13,502	Amazon.com, Inc.*	1,394,621
3,734	Hilton Worldwide Holdings, Inc.	526,009
4,642	Starbucks Corp.	483,371
		3,085,978
	Consumer Staples — 3.0%
16,262	Monster Beverage Corp.*	878,311
8,297	Philip Morris International, Inc.	806,883
		1,685,194
	Energy — 2.8%
9,502	Exxon Mobil Corp.	1,041,989
11,238	Schlumberger NV	551,786
		1,593,775
Shares		Market Value

	Materials — 1.1%
9,015	DuPont de Nemours, Inc.	$ 647,007
	Real Estate — 0.6%
2,326	Jones Lang LaSalle, Inc.*	338,410
	Total Common Stocks	$36,612,192
Principal Amount
	Corporate Bonds — 16.0%
	Financials — 4.6%
$ 150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	134,778
89,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	86,666
112,000	Ares Capital Corp., 3.250%, 7/15/25	102,248
81,000	Bank of America Corp., 2.687%, 4/22/32	67,552
82,000	Bank of America Corp., 3.705%, 4/24/28	77,465
94,000	Bank of Montreal (Canada), 3.803%, 12/15/32	84,805
80,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	85,371
70,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	64,304
77,000	Citigroup, Inc., 3.200%, 10/21/26	72,573
171,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 5.434%, 2/15/27(A)	159,936
122,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	101,674
105,000	Goldman Sachs Group, Inc. (The), 3.615%, 3/15/28	99,437
55,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	52,057
126,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	100,011
128,000	JPMorgan Chase & Co., 2.956%, 5/13/31	110,580
100,000	JPMorgan Chase & Co., 3.509%, 1/23/29	93,580
200,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	182,774
112,000	Mastercard, Inc., 2.000%, 11/18/31	94,414
109,000	Morgan Stanley, 3.950%, 4/23/27	105,127
66,000	Morgan Stanley, 5.297%, 4/20/37	62,153
74,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	73,169
76,000	Northern Trust Corp., 6.125%, 11/2/32	80,944
113,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	90,127
121,000	PNC Capital Trust, (3M LIBOR +0.570%), 5.532%, 6/1/28(A)	108,944
67,000	Prudential Financial, Inc., 5.125%, 3/1/52	59,033
185,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 5.530%, 5/15/27(A)	168,251
22,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	20,991
86,000	US Bancorp, 4.967%, 7/22/33	81,053
		2,620,017
	Industrials — 1.6%
100,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	83,827
53,000	Boeing Co. (The), 5.805%, 5/1/50	53,156
83,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	89,160
54,000	Carrier Global Corp., 3.577%, 4/5/50	40,723
94,000	FedEx Corp., 5.100%, 1/15/44	89,251
99,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	87,990
88,000	Mohawk Industries, Inc., 3.625%, 5/15/30†	79,721
81,000	Norfolk Southern Corp., 4.837%, 10/1/41	75,681
96,000	Parker-Hannifin Corp., 4.250%, 9/15/27	94,119
71,000	Roper Technologies, Inc., 2.950%, 9/15/29	63,440
52,000	WestRock MWV LLC, 8.200%, 1/15/30	60,637
117,000	Xylem, Inc., 1.950%, 1/30/28	103,455
		921,160
	Consumer Discretionary — 1.6%
101,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	79,962
135,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	125,420
82,000	Brunswick Corp., 4.400%, 9/15/32	71,310

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 16.0% (Continued)
	Consumer Discretionary — (Continued)
$ 60,000	Ford Motor Co., 3.250%, 2/12/32	$ 47,171
105,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	85,489
56,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	56,535
59,000	Home Depot, Inc. (The), 5.950%, 4/1/41	65,632
33,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	23,732
113,000	Lowe's Cos., Inc., 4.500%, 4/15/30	111,615
110,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	98,678
58,000	Warnermedia Holdings, Inc., 144a, 4.279%, 3/15/32	51,697
104,000	Warnermedia Holdings, Inc., 144a, 5.141%, 3/15/52	83,970
		901,211
	Health Care — 1.5%
84,000	AbbVie, Inc., 4.450%, 5/14/46	75,870
90,000	Amgen, Inc., 5.150%, 3/2/28	91,818
67,000	Becton Dickinson & Co., 4.685%, 12/15/44	62,233
86,000	CommonSpirit Health, 4.187%, 10/1/49	70,295
73,000	CVS Health Corp., 5.125%, 7/20/45	69,141
104,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	86,631
72,000	Elevance Health, Inc., 4.750%, 2/15/33	72,323
68,000	Eli Lilly & Co., 4.875%, 2/27/53	69,946
88,000	HCA, Inc., 5.375%, 9/1/26	88,214
93,000	Mylan, Inc., 4.550%, 4/15/28	89,052
107,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	90,923
		866,446
	Information Technology — 1.5%
67,000	Apple, Inc., 4.650%, 2/23/46	67,355
116,000	Broadcom, Inc., 4.150%, 11/15/30	107,517
58,000	Fortinet, Inc., 2.200%, 3/15/31	48,164
105,000	Marvell Technology, Inc., 2.950%, 4/15/31	87,629
112,000	Microchip Technology, Inc., 0.983%, 9/1/24	105,679
54,000	Micron Technology, Inc., 2.703%, 4/15/32	43,215
20,000	Micron Technology, Inc., 6.750%, 11/1/29	21,248
49,000	Microsoft Corp., 3.500%, 2/12/35	46,533
90,000	NXP BV / NXP Funding LLC (China), 5.350%, 3/1/26	90,195
46,000	Oracle Corp., 2.650%, 7/15/26	42,989
32,000	Oracle Corp., 3.600%, 4/1/40	24,787
24,000	Oracle Corp., 4.300%, 7/8/34	21,921
65,000	Visa, Inc., 4.150%, 12/14/35	63,845
71,000	VMware, Inc., 1.400%, 8/15/26	62,744
		833,821
	Utilities — 1.4%
35,000	AEP Transmission Co. LLC, 5.400%, 3/15/53	36,263
127,000	CMS Energy Corp., 4.750%, 6/1/50	109,725
74,000	Duke Energy Progress LLC, 4.150%, 12/1/44	63,780
72,000	Edison International, 4.125%, 3/15/28	68,309
98,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	93,620
60,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.067%), 7.244%, 10/1/66(A)	50,421
104,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	70,732
126,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	82,874
89,000	PacifiCorp., 5.750%, 4/1/37	94,809
199,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 6.976%, 5/15/67(A)	159,929
		830,462
	Energy — 1.0%
64,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	62,456
65,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	67,717
74,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	69,836
112,000	Cheniere Energy, Inc., 4.625%, 10/15/28	106,299
Principal Amount		MarketValue

	Energy — (Continued)
$ 60,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	$ 57,624
66,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	64,845
67,000	MPLX LP, 4.950%, 3/14/52	58,042
81,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	89,178
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	19,887
		595,884
	Real Estate — 1.0%
100,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	94,768
122,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	118,182
94,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	84,227
29,000	Kilroy Realty LP REIT, 2.650%, 11/15/33	18,026
74,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	69,316
78,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	82,250
37,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	32,789
63,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	55,809
		555,367
	Communication Services — 0.8%
54,000	AT&T, Inc., 4.500%, 5/15/35	50,656
60,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	56,768
74,000	Comcast Corp., 4.000%, 3/1/48	62,481
76,000	Netflix, Inc., 6.375%, 5/15/29	81,605
64,000	Paramount Global, 4.200%, 5/19/32	54,926
118,000	T-Mobile USA, Inc., 3.875%, 4/15/30	110,657
98,000	Verizon Communications, Inc., 2.987%, 10/30/56	63,510
		480,603
	Consumer Staples — 0.7%
94,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	91,707
64,000	Kroger Co. (The), 5.000%, 4/15/42	59,945
96,000	Mars, Inc., 144a, 3.875%, 4/1/39	84,109
55,000	PepsiCo, Inc., 1.625%, 5/1/30	46,508
44,000	PepsiCo, Inc., 4.450%, 2/15/33	45,127
65,000	Starbucks Corp., 3.350%, 3/12/50	48,221
		375,617
	Materials — 0.3%
90,000	Celanese US Holdings LLC, 6.165%, 7/15/27	90,830
83,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	72,975
		163,805
	Total Corporate Bonds	$9,144,393
	U.S. Treasury Obligations — 8.1%
250,000	U.S. Treasury Bond, 1.750%, 8/15/41	180,693
260,000	U.S. Treasury Bond, 2.875%, 5/15/52	221,437
765,000	U.S. Treasury Bond, 4.000%, 11/15/42	784,603
402,580	U.S. Treasury Inflation Indexed Notes, 1.500%, 2/15/53	408,336
685,000	U.S. Treasury Note, 3.500%, 2/15/33	685,535
1,340,000	U.S. Treasury Note, 4.000%, 2/29/28	1,362,926
715,000	U.S. Treasury Note, 4.375%, 10/31/24	715,559
250,000	U.S. Treasury Note, 4.625%, 2/28/25	252,305
	Total U.S. Treasury Obligations	$4,611,394
	U.S. Government Mortgage-Backed Obligations — 3.7%
102,304	FHLMC, Pool #G05624, 4.500%, 9/1/39	102,892
68,983	FHLMC, Pool #Q29260, 4.000%, 10/1/44	67,242
299,400	FHLMC REMIC, Pool #QE9228, 4.500%, 9/1/52	293,222
304,420	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	298,233
301,620	FHLMC REMIC, Pool #SD1515, 4.500%, 8/1/52	295,564
291,029	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	290,549
311,853	FHLMC REMIC, Pool #SD1638, 5.000%, 9/1/52	311,200

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	U.S. Government Mortgage-Backed Obligations — 3.7% (Continued)
$ 43,292	FNMA, Pool #725423, 5.500%, 5/1/34	$ 44,632
39,205	FNMA, Pool #725610, 5.500%, 7/1/34	40,427
8,437	FNMA, Pool #890310, 4.500%, 12/1/40	8,476
28,902	FNMA, Pool #AD9193, 5.000%, 9/1/40	29,499
300,190	FNMA, Pool #FS2906, 5.000%, 9/1/52	299,617
	Total U.S. Government Mortgage-Backed Obligations	$2,081,553
	Commercial Mortgage-Backed Securities — 3.6%
60,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	50,317
145,000	BANK, Ser 2021-BN36, Class A5, 2.470%, 9/15/64	118,477
280,000	BANK, Ser 2021-BN37, Class A5, 2.618%, 11/15/64(A)(B)	230,797
75,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	63,118
55,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	44,446
165,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	136,823
45,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(A)(B)	38,006
140,000	BBCMS Mortgage Trust, Ser 2022-C16, Class A5, 4.600%, 6/15/55(A)(B)	134,580
160,000	Benchmark Mortgage Trust, Ser 2018-B8, Class A5, 4.232%, 1/15/52	151,070
255,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	217,953
80,000	COMM Mortgage Trust, Ser 2015-DC1, Class A5, 3.350%, 2/10/48	76,539
80,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	66,183
235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Class A4, 2.822%, 8/15/49	216,354
170,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	157,065
75,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	70,781
170,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C51, Class A4, 3.311%, 6/15/52	151,542
145,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	126,799
	Total Commercial Mortgage-Backed Securities	$2,050,850
Shares
Exchange-Traded Fund — 1.6%
10,788	iShares JP Morgan USD Emerging Markets Bond ETF†	930,789
Principal Amount
Sovereign Government Obligations — 0.2%
$ 146,000	Peruvian Government International Bond, 2.780%, 12/1/60	86,660
Shares		MarketValue
	Short-Term Investment Funds — 4.0%
1,340,657	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	$ 1,340,657
938,013	Invesco Government & Agency Portfolio, Institutional Class, 4.73%∞Ω**	938,013
	Total Short-Term Investment Funds	$2,278,670
	Total Investment Securities—101.4% (Cost $53,974,288)	$57,796,501
	Liabilities in Excess of Other Assets — (1.4%)	(772,478)
	Net Assets — 100.0%	$57,024,023
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2023.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2023 was $924,449.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities were valued at $1,034,219 or 1.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Balanced Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$36,612,192	$—	$—	$36,612,192
Corporate Bonds	—	9,144,393	—	9,144,393
U.S. Treasury Obligations	—	4,611,394	—	4,611,394
U.S. Government Mortgage-Backed Obligations	—	2,081,553	—	2,081,553
Commercial Mortgage-Backed Securities	—	2,050,850	—	2,050,850
Exchange-Traded Fund	930,789	—	—	930,789
Sovereign Government Obligations	—	86,660	—	86,660
Short-Term Investment Funds	2,278,670	—	—	2,278,670
Total	$39,821,651	$17,974,850	$—	$57,796,501
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Bond Fund – March 31, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 38.0%
	Financials — 10.5%
$ 400,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	$ 359,408
319,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	310,635
283,000	Ares Capital Corp., 3.250%, 7/15/25	258,359
200,000	Bank of America Corp., 2.687%, 4/22/32	166,795
250,000	Bank of America Corp., 3.705%, 4/24/28	236,173
335,000	Bank of Montreal (Canada), 3.803%, 12/15/32	302,231
306,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	326,542
495,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	362,557
377,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	302,084
176,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	161,678
225,000	Citigroup, Inc., 3.200%, 10/21/26	212,065
314,000	Citizens Bank NA, 4.575%, 8/9/28	285,442
318,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	281,068
583,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 5.434%, 2/15/27(A)	545,279
134,000	Credit Suisse AG (Switzerland), 3.700%, 2/21/25	126,822
352,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	293,354
182,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	172,261
349,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	277,015
256,000	JPMorgan Chase & Co., 2.956%, 5/13/31	221,159
336,000	JPMorgan Chase & Co., 3.509%, 1/23/29	314,429
343,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	313,458
374,000	Mastercard, Inc., 2.000%, 11/18/31	315,273
311,000	Morgan Stanley, 3.950%, 4/23/27	299,949
252,000	Morgan Stanley, 5.297%, 4/20/37	237,313
275,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	271,911
296,000	Northern Trust Corp., 6.125%, 11/2/32	315,257
395,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	315,047
450,000	PNC Capital Trust, (3M LIBOR +0.570%), 5.532%, 6/1/28(A)	405,164
250,000	Prudential Financial, Inc., 5.125%, 3/1/52	220,273
518,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 5.530%, 5/15/27(A)	471,104
210,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	200,373
330,000	US Bancorp, 4.967%, 7/22/33	311,017
		9,191,495
	Consumer Discretionary — 4.3%
373,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	295,307
464,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	431,074
316,000	Brunswick Corp., 4.400%, 9/15/32	274,805
202,000	Ford Motor Co., 3.250%, 2/12/32	158,809
505,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	411,160
169,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	170,615
227,000	Home Depot, Inc. (The), 5.950%, 4/1/41	252,515
227,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	232,550
374,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 2.500%, 1/15/27	332,112
120,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 4.375%, 2/2/52	86,299
308,000	Lowe's Cos., Inc., 4.500%, 4/15/30	304,225
358,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	321,152
218,000	Warnermedia Holdings, Inc., 144a, 4.279%, 3/15/32	194,310
336,000	Warnermedia Holdings, Inc., 144a, 5.141%, 3/15/52	271,287
		3,736,220
	Industrials — 3.6%
272,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	228,008
153,000	Boeing Co. (The), 5.805%, 5/1/50	153,452
282,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	302,929
Principal Amount		Market Value

	Industrials — (Continued)
$ 200,000	Carrier Global Corp., 3.577%, 4/5/50	$ 150,826
340,000	FedEx Corp., 5.100%, 1/15/44	322,822
298,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	264,858
272,000	Mohawk Industries, Inc., 3.625%, 5/15/30†	246,409
243,000	Norfolk Southern Corp., 4.837%, 10/1/41	227,043
334,000	Parker-Hannifin Corp., 4.250%, 9/15/27	327,457
197,000	Roper Technologies, Inc., 2.950%, 9/15/29	176,023
515,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	463,575
202,000	WestRock MWV LLC, 8.200%, 1/15/30	235,552
		3,098,954
	Information Technology — 3.5%
344,000	Apple, Inc., 2.750%, 1/13/25	334,893
234,000	Apple, Inc., 4.650%, 2/23/46	235,238
432,000	Broadcom, Inc., 4.150%, 11/15/30	400,409
214,000	Fortinet, Inc., 2.200%, 3/15/31	177,710
363,000	Marvell Technology, Inc., 2.950%, 4/15/31	302,946
370,000	Microchip Technology, Inc., 0.983%, 9/1/24	349,119
202,000	Micron Technology, Inc., 2.703%, 4/15/32	161,654
82,000	Micron Technology, Inc., 6.750%, 11/1/29	87,117
148,000	Microsoft Corp., 3.500%, 2/12/35	140,549
328,000	NXP BV / NXP Funding LLC (China), 5.350%, 3/1/26	328,712
174,000	Oracle Corp., 2.650%, 7/15/26	162,610
120,000	Oracle Corp., 3.600%, 4/1/40	92,950
94,000	Oracle Corp., 4.300%, 7/8/34	85,858
220,000	Visa, Inc., 4.150%, 12/14/35	216,092
		3,075,857
	Health Care — 3.4%
283,000	AbbVie, Inc., 4.450%, 5/14/46	255,610
232,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	182,908
302,000	Amgen, Inc., 5.150%, 3/2/28	308,099
194,000	Becton Dickinson & Co., 4.685%, 12/15/44	180,198
263,000	CommonSpirit Health, 4.187%, 10/1/49	214,973
240,000	CVS Health Corp., 5.125%, 7/20/45	227,313
293,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	244,067
271,000	Elevance Health, Inc., 4.750%, 2/15/33	272,216
232,000	Eli Lilly & Co., 4.875%, 2/27/53	238,639
322,000	HCA, Inc., 5.375%, 9/1/26	322,783
234,000	Mylan, Inc., 4.550%, 4/15/28	224,066
312,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	265,121
		2,935,993
	Utilities — 2.9%
115,000	AEP Transmission Co. LLC, 5.400%, 3/15/53	119,149
438,000	CMS Energy Corp., 4.750%, 6/1/50	378,423
93,000	Duke Energy Progress LLC, 4.150%, 12/1/44	80,155
207,000	Edison International, 4.125%, 3/15/28	196,390
224,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	199,026
366,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	349,640
224,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.067%), 7.244%, 10/1/66(A)	188,237
338,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	229,878
372,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	244,677
127,000	PacifiCorp., 5.750%, 4/1/37	135,290
562,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 6.976%, 5/15/67(A)	451,659
		2,572,524
	Energy — 2.7%
274,000	Boardwalk Pipelines LP, 4.800%, 5/3/29	267,389
227,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	236,488

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 38.0% (Continued)
	Energy — (Continued)
$ 207,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	$ 195,352
394,000	Cheniere Energy, Inc., 4.625%, 10/15/28	373,945
200,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	192,081
186,487	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	146,040
248,000	Midwest Connector Capital Co. LLC, 144a, 3.900%, 4/1/24	243,659
251,000	MPLX LP, 4.950%, 3/14/52	217,442
295,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	324,783
206,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	150,258
		2,347,437
	Communication Services — 2.2%
238,000	AT&T, Inc., 4.500%, 5/15/35	223,262
355,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	319,924
204,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	193,013
243,000	Comcast Corp., 4.000%, 3/1/48	205,173
265,000	Netflix, Inc., 6.375%, 5/15/29	284,544
220,000	Paramount Global, 4.200%, 5/19/32	188,807
335,000	T-Mobile USA, Inc., 3.875%, 4/15/30	314,152
339,000	Verizon Communications, Inc., 2.987%, 10/30/56	219,693
		1,948,568
	Real Estate — 2.1%
361,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	342,111
338,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	327,423
362,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	324,365
90,000	Kilroy Realty LP REIT, 2.650%, 11/15/33	55,942
290,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	271,641
274,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	288,928
96,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	85,075
188,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	166,542
		1,862,027
	Consumer Staples — 1.8%
324,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	316,097
306,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	284,065
213,000	Kroger Co. (The), 5.000%, 4/15/42	199,506
336,000	Mars, Inc., 144a, 3.875%, 4/1/39	294,381
306,000	PepsiCo, Inc., 4.450%, 2/15/33	313,835
164,000	Starbucks Corp., 3.350%, 3/12/50	121,665
		1,529,549
	Materials — 1.0%
206,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/31/30	174,947
176,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	132,130
328,000	Celanese US Holdings LLC, 6.165%, 7/15/27	331,026
301,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	264,645
		902,748
	Total Corporate Bonds	$33,201,372
	U.S. Treasury Obligations — 27.7%
1,535,000	U.S. Treasury Bond, 1.750%, 8/15/41	1,109,457
1,995,000	U.S. Treasury Bond, 2.375%, 2/15/42	1,601,455
139,000	U.S. Treasury Bond, 2.875%, 5/15/52	118,384
1,640,000	U.S. Treasury Bond, 4.000%, 11/15/42	1,682,025
703,000	U.S. Treasury Bond, 4.000%, 11/15/52	742,983
1,811,610	U.S. Treasury Inflation Indexed Notes, 1.500%, 2/15/53	1,837,510
Principal Amount		Market Value
	U.S. Treasury Obligations — 27.7% (Continued)
$ 695,000	U.S. Treasury Note, 0.750%, 5/31/26	$ 631,690
3,670,000	U.S. Treasury Note, 1.500%, 1/31/27	3,375,540
4,545,000	U.S. Treasury Note, 1.875%, 2/15/32	3,985,752
2,272,000	U.S. Treasury Note, 2.750%, 8/15/32	2,136,035
2,845,000	U.S. Treasury Note, 3.500%, 2/15/33	2,847,223
2,875,000	U.S. Treasury Note, 4.000%, 2/29/28	2,924,189
1,176,000	U.S. Treasury Note, 4.125%, 11/15/32	1,234,616
	Total U.S. Treasury Obligations	$24,226,859
	Commercial Mortgage-Backed Securities — 9.2%
675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	632,080
285,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	239,008
365,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55	307,172
275,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	222,229
810,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	671,675
210,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(A)(B)	177,362
500,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (1M LIBOR +1.950%), 6.891%, 2/15/29(A)	487,511
250,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	213,680
333,876	COMM Mortgage Trust, Ser 2014-CR14, Class A2, 3.147%, 2/10/47	330,847
390,000	COMM Mortgage Trust, Ser 2015-DC1, Class A5, 3.350%, 2/10/48	373,128
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.530%, 10/10/34(A)(B)	332,966
375,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	360,564
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	214,337
390,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	322,640
210,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (1M LIBOR +1.450%), 6.134%, 10/15/36(A)	198,201
805,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	743,747
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.27%), 5.954%, 11/15/35(A)	334,681
355,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	335,030
320,000	New York City Housing Development Corp., Ser 2014-8SPR, Class B, 3.864%, 2/15/48	308,162
675,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	589,543
700,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	612,131
	Total Commercial Mortgage-Backed Securities	$8,006,694
	U.S. Government Mortgage-Backed Obligations — 7.1%
41,007	FHLMC, Pool #A95946, 4.000%, 1/1/41	40,125
28,440	FHLMC, Pool #A96485, 4.500%, 1/1/41	28,529
9,150	FHLMC, Pool #G03217, 5.500%, 9/1/37	9,269
4,461	FHLMC, Pool #G03781, 6.000%, 1/1/38	4,640
191,820	FHLMC, Pool #G05624, 4.500%, 9/1/39	192,922
258,272	FHLMC, Pool #Q29056, 4.000%, 10/1/44	251,753
113,055	FHLMC, Pool #Q29260, 4.000%, 10/1/44	110,202
560,282	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	463,578
613,356	FHLMC REMIC, Pool #SD0881, 2.500%, 2/1/52	529,088
2,670	FNMA, Pool #561741, 7.500%, 1/1/31	2,765
162,913	FNMA, Pool #725423, 5.500%, 5/1/34	167,959

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 7.1% (Continued)
$ 145,205	FNMA, Pool #725610, 5.500%, 7/1/34	$ 149,729
3,570	FNMA, Pool #889734, 5.500%, 6/1/37	3,704
23,490	FNMA, Pool #AB1149, 5.000%, 6/1/40	23,977
22,880	FNMA, Pool #AB1800, 4.000%, 11/1/40	22,394
39,211	FNMA, Pool #AD3795, 4.500%, 4/1/40	39,292
49,905	FNMA, Pool #AD9150, 5.000%, 8/1/40	50,939
96,339	FNMA, Pool #AD9193, 5.000%, 9/1/40	98,332
65,853	FNMA, Pool #AE0548, 4.500%, 11/1/40	66,159
59,030	FNMA, Pool #AE4429, 4.000%, 10/1/40	57,699
1,800	FNMA, Pool #AH2666, 4.000%, 1/1/26	1,789
3,574	FNMA, Pool #AH3493, 4.000%, 2/1/26	3,534
86,400	FNMA, Pool #AL0054, 4.500%, 2/1/41	86,802
237,655	FNMA, Pool #AR9195, 3.000%, 3/1/43	218,904
195,357	FNMA, Pool #AT2016, 3.000%, 4/1/43	179,942
153,422	FNMA, Pool #BC1158, 3.500%, 2/1/46	144,595
583,917	FNMA, Pool #BV4148, 3.000%, 3/1/52	525,410
319,754	FNMA, Pool #FM4996, 2.000%, 12/1/50	265,588
296,433	FNMA, Pool #FM5166, 3.000%, 12/1/50	267,280
251,035	FNMA, Pool #FM5279, 3.500%, 11/1/50	234,720
198,622	FNMA, Pool #FM5468, 2.500%, 1/1/36	184,129
282,437	FNMA, Pool #FM5682, 2.500%, 1/1/51	244,723
89,816	FNMA, Pool #MA1175, 3.000%, 9/1/42	82,732
55,701	FNMA, Pool #MA2177, 4.000%, 2/1/35	54,311
336,886	FNMA, Pool #MA4166, 3.000%, 10/1/40	313,640
637,047	FNMA, Pool #MA4571, 2.500%, 3/1/42	564,348
71,716	GNMA, Pool #4853, 4.000%, 11/20/40	70,722
54,283	GNMA, Pool #4883, 4.500%, 12/20/40	54,930
216,910	GNMA, Pool #5175, 4.500%, 9/20/41	219,497
17,266	GNMA, Pool #736696, 4.500%, 5/15/40	17,397
133,305	GNMA, Pool #AD1745, 3.000%, 2/20/43	121,856
80,558	GNMA, Pool #MA1157, 3.500%, 7/20/43	76,934
	Total U.S. Government Mortgage-Backed Obligations	$6,246,838
	Asset-Backed Securities — 4.7%
225,627	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	204,762
696,000	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	653,357
345,625	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	282,314
247,356	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	229,289
294,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	264,085
265,990	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	246,741
151,250	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	141,326
297,750	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	271,822
375,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (3M LIBOR +1.700%), 6.498%, 10/19/34(A)	361,447
289,383	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	245,222
350,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class AR, 144a, (3M LIBOR +1.200%), 5.992%, 10/15/34(A)	340,827
410,650	Planet Fitness Master Issuer LLC, Ser 2018-1A, Class A2II, 144a, 4.666%, 9/5/48	397,656
Principal Amount		Market Value
	Asset-Backed Securities — 4.7% (Continued)
$ 297,000	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	$ 266,088
243,375	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	216,907
	Total Asset-Backed Securities	$4,121,843
Shares
Exchange-Traded Fund — 4.5%
45,431	iShares JP Morgan USD Emerging Markets Bond ETF†	3,919,787
Principal Amount
	Non-Agency Collateralized Mortgage Obligations — 4.2%
$ 55,521	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.556%, 7/25/43(A)(B)	52,061
278,126	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.515%, 6/25/45(A)(B)	260,959
282,771	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.648%, 10/25/45(A)(B)	261,167
153,932	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.398%, 5/25/43(A)(B)	147,574
212,657	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.906%, 1/25/45(A)(B)	198,609
122,462	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.772%, 12/25/44(A)(B)	114,324
357,693	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(B)	338,042
186	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(B)	179
31,988	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.485%, 3/25/43(A)(B)	31,184
409,652	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.576%, 2/25/48(A)(B)	351,214
280,812	GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Class A2, 144a, 2.500%, 11/25/51(A)(B)	227,238
471,405	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.448%, 1/25/47(A)(B)	400,206
417,730	JP Morgan Mortgage Trust, Ser 2022-2, Class A25A, 144a, 2.500%, 8/25/52(A)(B)	328,636
76,553	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	36,751
52,104	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.534%, 8/25/43(A)(B)	49,080
74,241	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.494%, 5/25/43(A)(B)	68,953
442,564	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.757%, 8/25/48(A)(B)	420,289
401,073	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.757%, 8/25/48(A)(B)	380,887
22,299	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	20,439
	Total Non-Agency Collateralized Mortgage Obligations	$3,687,792
	Agency Collateralized Mortgage Obligations — 2.1%
230,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	171,272
725,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	552,339
11,347	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	10,764
217,985	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	202,989
450,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	374,087
675,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	525,568
	Total Agency Collateralized Mortgage Obligations	$1,837,019

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Sovereign Government Obligations — 0.8%
$ 210,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	$ 157,633
306,000	Chile Government International Bond, 3.100%, 1/22/61	198,755
206,000	Colombia Government International Bond, 3.250%, 4/22/32	152,914
226,000	Ecuador Government International Bond, 144a, 5.500%, 7/31/30	105,054
210,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	72,618
	Total Sovereign Government Obligations	$686,974
Shares
	Short-Term Investment Funds — 5.7%
828,815	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	828,815
4,176,861	Invesco Government & Agency Portfolio, Institutional Class, 4.73%∞Ω**	4,176,861
	Total Short-Term Investment Funds	$5,005,676
	Total Investment Securities—104.0% (Cost $98,601,993)	$90,940,854
	Liabilities in Excess of Other Assets — (4.0%)	(3,518,235)
	Net Assets — 100.0%	$87,422,619
(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2023.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2023 was $4,117,845.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities were valued at $17,026,631 or 19.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$33,201,372	$—	$33,201,372
U.S. Treasury Obligations	—	24,226,859	—	24,226,859
Commercial Mortgage-Backed Securities	—	8,006,694	—	8,006,694
U.S. Government Mortgage-Backed Obligations	—	6,246,838	—	6,246,838
Asset-Backed Securities	—	4,121,843	—	4,121,843
Exchange-Traded Fund	3,919,787	—	—	3,919,787
Non-Agency Collateralized Mortgage Obligations	—	3,687,792	—	3,687,792
Agency Collateralized Mortgage Obligations	—	1,837,019	—	1,837,019
Sovereign Government Obligations	—	686,974	—	686,974
Short-Term Investment Funds	5,005,676	—	—	5,005,676
Other Financial Instruments
Swap Agreements
Credit contracts	—	35,622	—	35,622
Total Assets	$8,925,463	$82,051,013	$—	$90,976,476
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(30,622)	$—	$—	$(30,622)
Total Liabilities	$(30,622)	$—	$—	$(30,622)
Total	$8,894,841	$82,051,013	$—	$90,945,854

Touchstone Bond Fund (Unaudited) (Continued)
Futures Contracts
At March 31, 2023, $124,767 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at March 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Short Futures:
10-Year U.S. Ultra Long Term Treasury Bond	6/21/2023	34	$4,118,781	$(28,377)
Long Futures:
2-Year U.S. Treasury Note	6/30/2023	83	17,135,609	(2,245)
				$(30,622)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums (Received)	Unrealized Appreciation
Buy Protection:
Wells Fargo	12/20/27	$3,595,000	5.000%	ICE	Markit CDX North America High Yield Series 39 5Y Index	$(42,427)	$(78,049)	$35,622
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Common Stock Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 100.0%
	Information Technology — 26.9%
91,701	Apple, Inc.	$ 15,121,495
22,843	International Business Machines Corp.	2,994,489
60,910	Microsoft Corp.	17,560,353
58,641	Oracle Corp.	5,448,921
24,146	Salesforce, Inc.*	4,823,888
25,987	Texas Instruments, Inc.	4,833,842
14,663	Workday, Inc. - Class A*	3,028,496
		53,811,484
	Health Care — 16.9%
28,055	AmerisourceBergen Corp.	4,491,886
41,078	BioMarin Pharmaceutical, Inc.*	3,994,425
50,317	Bristol-Myers Squibb Co.	3,487,471
19,074	HCA Healthcare, Inc.	5,029,432
41,371	Johnson & Johnson	6,412,505
43,174	Medtronic PLC	3,480,688
14,490	UnitedHealth Group, Inc.	6,847,829
		33,744,236
	Financials — 14.3%
150,470	Bank of America Corp.	4,303,442
29,251	Berkshire Hathaway, Inc. - Class B*	9,031,831
14,825	Goldman Sachs Group, Inc. (The)	4,849,406
2,590	Markel Corp.*	3,308,492
25,722	PayPal Holdings, Inc.*	1,953,329
22,768	Visa, Inc. - Class A	5,133,273
		28,579,773
	Communication Services — 12.8%
91,597	Alphabet, Inc. - Class C*	9,526,088
88,597	AT&T, Inc.	1,705,492
79,545	Comcast Corp. - Class A	3,015,551
24,139	Fox Corp. - Class A	821,933
30,422	Meta Platforms, Inc. - Class A*	6,447,639
7,067	Netflix, Inc.*	2,441,507
16,977	Walt Disney Co. (The)*	1,699,907
		25,658,117
	Industrials — 9.0%
15,193	Boeing Co. (The)*	3,227,449
7,486	FedEx Corp.	1,710,476
13,707	Hubbell, Inc.	3,335,050
42,671	Raytheon Technologies Corp.	4,178,771
63,607	Southwest Airlines Co.	2,069,772
41,743	SS&C Technologies Holdings, Inc.	2,357,227
14,380	Stanley Black & Decker, Inc.	1,158,741
		18,037,486
	Consumer Discretionary — 8.3%
16,963	Airbnb, Inc. - Class A*	2,110,197
15,202	Alibaba Group Holding Ltd. (China) ADR*	1,553,341
Shares		Market Value

	Consumer Discretionary — (Continued)
75,433	Amazon.com, Inc.*	$ 7,791,475
18,191	Hilton Worldwide Holdings, Inc.	2,562,566
25,379	Starbucks Corp.	2,642,715
		16,660,294
	Consumer Staples — 4.6%
83,990	Monster Beverage Corp.*	4,536,300
46,964	Philip Morris International, Inc.	4,567,249
		9,103,549
	Energy — 4.4%
50,133	Exxon Mobil Corp.	5,497,585
67,838	Schlumberger NV	3,330,846
		8,828,431
	Materials — 1.8%
50,117	DuPont de Nemours, Inc.	3,596,897
	Real Estate — 1.0%
14,337	Jones Lang LaSalle, Inc.*	2,085,890
	Total Common Stocks	$200,106,157
	Short-Term Investment Fund — 0.0%
1,051	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	1,051
	Total Investment Securities—100.0% (Cost $114,510,333)	$200,107,208
	Liabilities in Excess of Other Assets — (0.0%)	(20,430)
	Net Assets — 100.0%	$200,086,778
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$200,106,157	$—	$—	$200,106,157
Short-Term Investment Fund	1,051	—	—	1,051
Total	$200,107,208	$—	$—	$200,107,208
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – March 31, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 98.4%
	Industrials — 23.0%
9,197	ASGN, Inc.*	$ 760,316
7,279	Clean Harbors, Inc. *	1,037,694
5,858	Crane Holdings Co.	664,883
4,200	Curtiss-Wright Corp.	740,292
6,050	EMCOR Group, Inc.	983,670
8,149	ESCO Technologies, Inc.	777,822
3,917	ExlService Holdings, Inc.*	633,888
12,970	Federal Signal Corp.	703,104
7,420	Forward Air Corp.	799,579
8,648	ITT, Inc.	746,323
27,060	KBR, Inc.	1,489,653
18,516	MAXIMUS, Inc.	1,457,209
4,563	Quanta Services, Inc.	760,378
16,000	WNS Holdings Ltd. (India) ADR*	1,490,720
32,350	Zurn Elkay Water Solutions Corp.	690,996
		13,736,527
	Health Care — 19.6%
9,080	Amedisys, Inc.*	667,834
9,494	Bio-Techne Corp.	704,360
29,810	Certara, Inc.*	718,719
1,570	Chemed Corp.	844,267
12,163	Encompass Health Corp.	658,018
11,090	Ensign Group, Inc. (The)	1,059,539
17,028	Globus Medical, Inc. - Class A*	964,466
22,210	Inmode Ltd.*	709,832
11,486	Integra LifeSciences Holdings Corp.*	659,411
10,263	Merit Medical Systems, Inc.*	758,949
54,848	NextGen Healthcare, Inc.*	954,904
30,328	Premier, Inc. - Class A	981,717
20,427	Progyny, Inc.*	656,115
8,128	QuidelOrtho Corp.*	724,124
50,400	Veradigm, Inc.*	657,720
		11,719,975
	Consumer Discretionary — 16.0%
6,490	Fox Factory Holding Corp.*	787,691
26,436	Frontdoor, Inc.*	737,036
6,230	Grand Canyon Education, Inc.*	709,597
54,890	Leslie's, Inc.*	604,339
23,851	Malibu Boats, Inc. - Class A*	1,346,389
9,090	Oxford Industries, Inc.	959,813
11,660	Skyline Champion Corp.*	877,182
40,292	Steven Madden Ltd.	1,450,512
7,358	Texas Roadhouse, Inc.	795,105
3,500	TopBuild Corp.*	728,490
30,488	Zumiez, Inc.*	562,199
		9,558,353
	Information Technology — 11.4%
7,202	Advanced Energy Industries, Inc.	705,796
37,370	Box, Inc. - Class A*	1,001,142
87,650	CCC Intelligent Solutions Holdings, Inc.*	786,221
12,123	CommVault Systems, Inc.*	687,859
22,535	Digi International, Inc.*	758,979
15,242	Onto Innovation, Inc.*	1,339,467
4,994	SPS Commerce, Inc.*	760,586
20,581	Verint Systems, Inc.*	766,436
		6,806,486
	Real Estate — 9.8%
9,770	Agree Realty Corp. REIT	670,320
29,930	Apple Hospitality REIT, Inc.	464,513
Shares		Market Value

	Real Estate — (Continued)
5,893	Colliers International Group, Inc. (Canada)	$ 622,006
60,515	Corporate Office Properties Trust REIT	1,434,810
36,890	Healthcare Realty Trust, Inc. REIT	713,084
46,340	Kite Realty Group Trust REIT	969,433
29,490	STAG Industrial, Inc. REIT	997,352
		5,871,518
	Financials — 9.3%
12,670	Banner Corp.	688,868
5,706	Evercore, Inc. - Class A	658,358
109,400	FNB Corp.	1,269,040
42,190	Home BancShares, Inc.	915,945
25,440	Pacific Premier Bancorp, Inc.	611,069
35,703	Webster Financial Corp.	1,407,412
		5,550,692
	Materials — 4.1%
7,289	Ashland, Inc.	748,653
5,091	Eagle Materials, Inc.	747,105
17,851	Silgan Holdings, Inc.	958,063
		2,453,821
	Communication Services — 2.9%
52,354	Cargurus, Inc.*	977,973
9,469	Ziff Davis, Inc.*	739,055
		1,717,028
	Energy — 2.3%
13,020	Cactus, Inc. - Class A	536,815
31,130	ChampionX Corp.	844,557
		1,381,372
	Total Common Stocks	$58,795,772
	Short-Term Investment Fund — 0.0%
1,900	Dreyfus Government Cash Management, Institutional Shares, 4.71%∞Ω	1,900
	Total Investment Securities—98.4% (Cost $45,132,928)	$58,797,672
	Other Assets in Excess of Liabilities — 1.6%	949,377
	Net Assets — 100.0%	$59,747,049
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of March 31, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$58,795,772	$—	$—	$58,795,772
Short-Term Investment Fund	1,900	—	—	1,900
Total	$58,797,672	$—	$—	$58,797,672
See accompanying Notes to Portfolios of Investments.

Notes to Portfolio of Investments
March 31, 2023 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of March 31, 2023, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by credit quality or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period March 31, 2023.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolio of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.